Long-Term Debt and Other Financial Liabilities, Chugoku Bank Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)	Mar. 09, 2026 USD ($)	Dec. 31, 2025 USD ($)	Feb. 25, 2022 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 298,476			$ 293,958
Loss on extinguishment of debt	$ (2,172)	$ (28)
Chugoku Bank Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount					$ 21,300
Principal repayment term	8 years
Number of payment installments | Installment	32
Frequency of periodic payment	quarterly
Installment payment	$ 590
Balance outstanding			$ 11,976
Loss on extinguishment of debt	$ (129)
Chugoku Bank Sale and Leaseback [Member] | Partnership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Purchase price of vessel					$ 2,388